CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

15.   CONVERTIBLE SENIOR NOTES

On September 17, 2019, the Company issued US$200,000 convertible senior notes (the “Notes”) to several initial purchasers. The Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 1.75% per annum on April 1 and October 1 of each year, beginning on April 1, 2020. The Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

15.   CONVERTIBLE SENIOR NOTES (CONTINUED)

The Notes holders have the right, at their option, to convert the outstanding principal amount of the Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the Notes prior to the close of business day immediately preceding October 1, 2024; or (ii) anytime on or after October 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the Notes is 141.844 of the Company’s American depositary shares (“ADSs ”) per US$1,000 principal amount of the Notes, which is equivalent to an initial conversion price of US$7.05 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the Notes for cash on September 30, 2022 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the Notes were to occur, the outstanding obligations under the Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the Notes. In addition, the Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the Notes and determined that the Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are redeemable at par.

The Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the Contingent Interest Features on the issuance date and at December 31, 2019 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the year ended December 31, 2019. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

Furthermore, no beneficial conversion feature was recognized for the Notes as the fair value per ADS at the commitment date was US$5.53, which was less than the most favorable conversion price.

In connection with the issuance of the Notes, the Company also purchased capped call options on the Company’s ADS with certain counterparties at a price of US$22,500 (equivalent to RMB159,138), which was recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheet with no subsequent changes in fair value recorded. The capped call exercise price is equal to the Notes’ initial conversion price and the cap price is US$10.0 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the Notes with such reduction subject to a cap.

15.   CONVERTIBLE SENIOR NOTES (CONTINUED)

The net proceeds from the issuance of the Notes were US$194,457 (equivalent to RMB1,375,355), after deducting underwriting discounts and offering expenses of US$5,543 (equivalent to RMB39,205) from the initial proceeds of US$200,000.

As of December 31, 2019, the principal amount of the Notes was RMB1,395,240 (US$200,000), unamortized debt discount was RMB35,032 (US$4,618) and the net carrying amount of the Notes was RMB1,360,208 (US$195,382).

For the year ended December 31, 2019, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the Notes was RMB10,894 (US$1,565). As of December 31, 2019, the Notes will be accreted up to the principal amount of US$200,000 (equivalent to RMB1,395,240) over a remaining period of 2.75 years.

The aggregate scheduled maturities of RMB1,395,240 (US$200,000) of the Notes will be repaid when they become due in 2024, assuming no conversion, redemption prior to the maturity and convertible senior note bondholders hold the Notes until maturity.